CONTINGENT LIABILITIES (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combination, Contingent Consideration Arrangements [Abstract]
CONTINGENT LIABILITIES AT FAIR VALUE
Contingent Liabilities—In addition to the consideration paid in connection with the merger with Commercial Industrial Finance Corp. ("Legacy CIFC") (the "Merger"), the Company was required to pay CIFC Parent Holdings LLC ("CIFC Parent") a portion of incentive fees earned on six CLOs managed by CIFC Asset Management LLC (the "Legacy CIFC CLOs"). The terms of these payments were as follows: (i) the first $15.0 million of incentive fees received (which was fulfilled in 2013), (ii) 50% of any incentive fees in excess of $15.0 million in aggregate received from the Legacy CIFC CLOs by the combined company over ten years from April 13, 2011 (the "Merger Closing Date") and (iii) payments relating to the present value of any such incentive fees from the Legacy CIFC CLOs that remain payable to the combined company after the tenth anniversary of the Merger Closing Date. During both the three months ended March 31, 2016 and 2015, the Company made total payments of $1.0 million related to these contingent liabilities. As of March 31, 2016, there are no remaining payments under item (i) and the Company made cumulative payments of $16.6 million under (ii) to date.

In addition, the Company also assumed contingent liabilities during the Merger that primarily represent contingent consideration related to Legacy CIFC’s acquisition of CypressTree Investment Management, LLC ("CypressTree") in December 2010. The assumed contingent liabilities are based on a fixed percentage of certain management fees from the CypressTree CLOs. These fixed percentages vary by CLO. The minimum fixed percentage was 39% since July 2013. As of March 31, 2016, there were no payments due. During the three months ended March 31, 2015, the Company made payments of $0.6 million, related to these contingent liabilities.

Contingent Liabilities—In addition to the consideration paid in connection with the merger with Commercial Industrial Finance Corp. ("Legacy CIFC") (the "Merger"), the Company was required to pay CIFC Parent Holdings LLC ("CIFC Parent") a portion of incentive fees earned on six CLOs managed by CIFC Asset Management LLC (the "Legacy CIFC CLOs"). The terms of these payments were as follows: (i) the first $15.0 million of incentive fees received (which was fulfilled in 2013), (ii) 50% of any incentive fees in excess of $15.0 million in aggregate received from the Legacy CIFC CLOs by the combined company over ten years from April 13, 2011 (the "Merger Closing Date") and (iii) payments relating to the present value of any such incentive fees from the Legacy CIFC CLOs that remain payable to the combined company after the tenth anniversary of the Merger Closing Date. During the years ended December 31, 2015 and 2014, the Company made total payments of $2.5 million and $6.6 million, respectively, related to these contingent liabilities. As of December 31, 2015, there are no remaining payments under item (i) and the Company made cumulative payments of $15.6 million under (ii) to date.

In addition, the Company also assumed contingent liabilities during the Merger that primarily represent contingent consideration related to Legacy CIFC’s acquisition of CypressTree Investment Management, LLC ("CypressTree") in December 2010. The assumed contingent liabilities are based on a fixed percentage of certain management fees from the CypressTree CLOs. These fixed percentages vary by CLO. The minimum fixed percentage was 39% since July 2013. During the year ended December 31, 2015, the Company made its final payment of $1.1 million satisfying its contingent consideration. During the year ended December 31, 2014, the Company made payments of $0.6 million, related to these contingent liabilities.

Deferred Purchase Payments—In March 2010, the Company entered into an acquisition and investment agreement with DFR Holdings and CNCIM pursuant to which it agreed to acquire all of the equity interests in Columbus Nova Credit Investments Management, LLC ("CNCIM") from DFR Holdings. The consideration for the CNCIM acquisition included deferred purchase payments totaling $7.5 million in cash payable in five equal annual installments beginning in December 2010. During the year ended December 31, 2014, the Company paid its final installment of $1.5 million, leaving no amounts outstanding under this agreement.